Derivative Financial Instruments (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net effect of the cross-currency swaps	$ 9,866
Amount offset against exchange rate difference	1,880
Amount offset against interest expenses	$ 7,986